Investments In Associated Companies (Schedule Of Summarized Data For Investments In Associated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Associated Companies [Line Items]
Assets	$ 9,263,189	$ 9,350,298	$ 6,762,364
Liabilities	2,849,019	2,386,917
Noncontrolling interest	3,865	6,623
Equity Method Associated Companies [Member]
Investments In Associated Companies [Line Items]
Assets	6,849,185	4,190,534
Liabilities	3,813,236	1,882,116
Mandatorily redeemable interests	982,057	975,812
Noncontrolling interest	47,675	17,471
Total revenues (including securities gains (losses))	3,823,061	1,124,140	690,156
Income (loss) from continuing operations before extraordinary items	148,661	43,688	(294,741)
Net income (loss)	148,661	43,797	(294,741)
The Company's income (losses) related to associated companies	$ 55,920	$ 33,576	$ (40,507)